8. Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Details Narrative
Net loss carry forwards	$ 8,522,831	$ 3,502,611
Expiry year	2031